Finance costs (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of finance costs
	2024	2023
	USD	USD

Interest expenses on:
Hire purchase liabilities	594	1,111
Lease liabilities	42,250	45,497

	42,844	46,608